2. Approval and summary of significant accounting policies applied in preparing the financial statements (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GAC Inc. ("GAC") [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	GAC
Date of constitution	Mar. 23, 2006
Location	Cayman Islands
Operational activity	Aircraft acquisition
Ownership equity interest	100.00%	100.00%
Gol Finance Inc. ("Gol Finance") [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	Gol Finance Inc.
Date of constitution	Mar. 16, 2006
Location	Cayman Islands
Operational activity	Financial funding
Ownership equity interest	100.00%	100.00%
Gol LuxCo S.A. ("Gol LuxCo") [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	Gol Finance
Date of constitution	Jun. 21, 2013
Location	Luxembourg
Operational activity	Financial funding
Ownership equity interest	100.00%	100.00%
Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	GLA
Date of constitution	Apr. 09, 2007
Location	Brazil
Operational activity	Flight transportation
Ownership equity interest	100.00%	100.00%
Smiles S.A. ("Smiles") [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	Smiles Fidelidade
Date of constitution	Aug. 01, 2011
Location	Brazil
Operational activity	Loyalty program
Ownership equity interest	52.70%	53.80%
Smiles S.A. ("Smiles") [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	Smiles Viagens (*)
Date of constitution	Aug. 10, 2017
Location	Brazil
Operational activity	Travel agency
Ownership equity interest	100.00%	0.00%
Gol Dominicana Lineas Aereas SAS ("Gol Dominicana") [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	Gol Dominicana
Date of constitution	Feb. 28, 2013
Location	Dominican Republic
Operational activity	Non-operational
Ownership equity interest	100.00%	100.00%
SCP Trip [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	SCP Trip
Date of constitution	Apr. 27, 2012
Location	Brazil
Operational activity	Flight magazine
Ownership equity interest	60.00%	60.00%
Netpoints Fidelidade S.A., [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Name of entity	Netpoints
Date of constitution	Nov. 08, 2013
Location	Brazil
Operational activity	Loyalty program
Ownership equity interest	25.40%	25.40%